Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: February 12, 2025

Payment Date	2/18/2025
Collection Period Start	1/1/2025
Collection Period End	1/31/2025
Interest Period Start	1/15/2025
Interest Period End	2/17/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$455,129,785.23	$28,634,367.49	$426,495,417.74	0.897885	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$594,509,785.23	$28,634,367.49	$565,875,417.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$652,434,284.64	$621,047,358.11	0.415211
YSOC Amount	$54,533,298.03	$51,780,738.99
Adjusted Pool Balance	$597,900,986.61	$569,266,619.12
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$455,129,785.23	4.87000%	30/360	$1,847,068.38
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$594,509,785.23			$2,428,079.38

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$652,434,284.64	$621,047,358.11
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$597,900,986.61	$569,266,619.12
Number of Receivables Outstanding	41,762	40,816
Weighted Average Contract Rate	3.93%	3.93%
Weighted Average Remaining Term (months)	37.3	36.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,203,019.12
Principal Collections	$31,005,153.82
Liquidation Proceeds	$242,670.99
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,450,843.93
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,450,843.93

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$543,695.24	$543,695.24	$—	$—	$32,907,148.69
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,907,148.69
Interest - Class A-2 Notes	$—	$—	$—	$—	$32,907,148.69
Interest - Class A-3 Notes	$1,847,068.38	$1,847,068.38	$—	$—	$31,060,080.31
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$30,668,570.31
First Allocation of Principal	$—	$—	$—	$—	$30,668,570.31
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$30,611,279.31
Second Allocation of Principal	$—	$—	$—	$—	$30,611,279.31
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$30,550,711.31
Third Allocation of Principal	$11,683,166.11	$11,683,166.11	$—	$—	$18,867,545.20
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,795,903.20
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,235,903.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,235,903.20
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,844,701.82
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,844,701.82
Remaining Funds to Certificates	$1,844,701.82	$1,844,701.82	$—	$—	$—
Total	$33,450,843.93	$33,450,843.93	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$54,533,298.03
Increase/(Decrease)	$(2,752,559.04)
Ending YSOC Amount	$51,780,738.99

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$597,900,986.61	$569,266,619.12
Note Balance	$594,509,785.23	$565,875,417.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	23	$381,772.71
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	147	$242,670.99
Monthly Net Losses (Liquidation Proceeds)			$139,101.72
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.51%
Preceding Collection Period			0.38%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.34%
Cumulative Net Losses for All Periods			$4,280,508.35
Cumulative Net Loss Ratio			0.29%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.37%	120	$2,280,956.00
60-89 Days Delinquent	0.20%	52	$1,272,426.75
90-119 Days Delinquent	0.05%	15	$317,017.76
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.62%	187	$3,870,400.51

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$231,283.63
Total Repossessed Inventory		20	$440,676.10

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		67	$1,589,444.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.21%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.80	0.13%	40	0.10%